Segment Information (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) segment	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Information
Number of reportable segments | segment			1
Total operating expenses	$ 131	$ 136	$ 384	$ 399	$ 539	$ 524
Single reportable segment
Segment Information
Number of reportable segments | segment					1
Total operating expenses	131	136	384	399	$ 539	524
Single reportable segment | Business
Segment Information
Total operating expenses	31	32	83	95	127	120
Single reportable segment | Consumer
Segment Information
Total operating expenses	32	38	103	111	152	152
Single reportable segment | Technology expense
Segment Information
Total operating expenses	$ 68	$ 66	$ 198	$ 193	$ 260	$ 252